Interest Receivable	12 Months Ended
Sep. 30, 2011
Interest Receivable [Abstract]
Interest Receivable	INTEREST RECEIVABLE

September 30,	2011	2010
	(In thousands)
Loans receivable	$38,997	$37,349
Mortgage-backed securities	11,293	9,159
Investment securities	2,042	2,512
	$52,332	$49,020